Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
Consolidated Balance Sheets
Trade accounts receivable, allowances (in dollars)	$ 21.1	$ 36.2
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	124,126,624	124,126,624
Common stock, outstanding shares	84,723,655	88,011,541
Treasury stock, shares	39,402,969	36,115,083